RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Purchases [Member]
Related Party Transaction, Amounts of Transaction	28,772	90	362
Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	9,541	6,555	6,444
Jinong [Member]
Related Party Transaction, Amounts of Transaction	0	468	935
Jinong [Member] | Dividend Paid [Member]
Related Party Transaction, Amounts of Transaction	0	10,050	5,025
Jinong [Member] | Sales [Member]
Related Party Transaction, Amounts of Transaction	8,319	2,000	0
Jinong [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	25,984	0	6
Jinong [Member] | Purchase Of Plant and Equipment [Member]
Related Party Transaction, Amounts of Transaction	0	0	150
Biocentury [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	0	0	116
Biocentury [Member] | Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	0	0	306
Liyu [Member] | Dividend Received [Member]
Related Party Transaction, Amounts of Transaction	2,100	2,467	1,200
Liyu [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	0	90	240
Liyu [Member] | Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	9,541	5,953	5,471
Xinjiang Jinbo Seed Limited [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	2,788	0	0
Henan Agriculture University [Member] | Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	0	0	68
Non-Controlling Interests Of Denong [Member] | Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	0	602	599
Holding Company Of Jinong [Member] | Research and Development Expense [Member]
Related Party Transaction, Amounts of Transaction	0	5,000	5,000